Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of operating segments
Information about our reportable segments for the years ended December 31, 2018, 2017 and 2016 is as follows:

For the year ended December 31, 2018

In thousands of U.S. dollars	LR1/Panamax	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$47,722	$95,188	$203,414	$238,723	$585,047	$—	$585,047
Vessel operating costs	(28,942)	(48,249)	(91,975)	(111,294)	(280,460)	—	(280,460)
Voyage expenses	(591)	(440)	(3,225)	(890)	(5,146)	—	(5,146)
Charterhire	—	(19,223)	(7,883)	(32,526)	(59,632)	—	(59,632)
Depreciation	(19,290)	(18,190)	(72,610)	(66,633)	(176,723)	—	(176,723)
General and administrative expenses	(1,173)	(2,195)	(3,790)	(4,771)	(11,929)	(40,343)	(52,272)
Merger transaction related costs	—	—	—	—	—	(272)	(272)
Financial expenses	—	—	—	—	—	(186,628)	(186,628)
Loss on exchange of convertible notes	—	—	—	—	—	(17,838)	(17,838)
Financial income	111	16	22	515	664	3,794	4,458
Other expenses, net	—	—	—	—	—	(605)	(605)
Segment income or loss	$(2,163)	$6,907	$23,953	$23,124	$51,821	$(241,892)	$(190,071)

For the year ended December 31, 2017

In thousands of U.S. dollars	LR1/Panamax	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total

Vessel revenue	$22,573	$95,098	$157,123	$237,938	$512,732	$—	$512,732
Vessel operating costs	(12,561)	(50,145)	(67,254)	(101,267)	(231,227)	—	(231,227)
Voyage expenses	(1,018)	(3,087)	(2,642)	(986)	(7,733)	—	(7,733)
Charterhire	(2,230)	(24,560)	(6,258)	(42,702)	(75,750)	—	(75,750)
Depreciation	(7,828)	(18,159)	(54,922)	(60,509)	(141,418)	—	(141,418)
General and administrative expenses	(479)	(2,170)	(2,805)	(4,569)	(10,023)	(37,488)	(47,511)
Loss on sales of vessels	—	—	—	(23,345)	(23,345)	—	(23,345)
Merger transaction related costs	—	—	—	—	—	(36,114)	(36,114)
Bargain purchase gain	—	—	—	—	—	5,417	5,417
Financial expenses	—	—	—	—	—	(116,240)	(116,240)
Realized loss on derivative financial instruments	—	—	(116)	—	(116)	—	(116)
Financial income	26	214	15	338	593	945	1,538
Other expenses, net	—	1,876	—	—	1,876	(349)	1,527
Segment income or loss	$(1,517)	$(933)	$23,141	$4,898	$25,589	$(183,829)	$(158,240)

For the year ended December 31, 2016

In thousands of U.S. dollars	LR1/Panamax	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$5,843	$85,578	$165,256	$265,020	$521,697	$1,050	$522,747
Vessel operating costs	(33)	(32,817)	(50,028)	(104,242)	(187,120)	—	(187,120)
Voyage expenses	(19)	(479)	(375)	(705)	(1,578)	—	(1,578)
Charterhire	(5,657)	(26,292)	(16,025)	(30,888)	(78,862)	—	(78,862)
Depreciation	—	(18,014)	(41,900)	(61,547)	(121,461)	—	(121,461)
General and administrative expenses	(7)	(1,410)	(1,983)	(4,485)	(7,885)	(47,014)	(54,899)
Loss on sales of vessels	—	—	—	(2,078)	(2,078)	—	(2,078)
Financial expenses	—	—	—	—	—	(104,048)	(104,048)
Unrealized gain on derivative financial instruments	—	—	1,371	—	1,371	—	1,371
Financial income	—	6	37	47	90	1,123	1,213
Other expenses, net	—	—	—	(9)	(9)	(179)	(188)
Segment income or loss	$127	$6,572	$56,353	$61,113	$124,165	$(149,068)	$(24,903)

Disclosure of revenue from major customers
Revenue from customers representing greater than 10% of total revenue during the years ended December 31, 2018, 2017 and 2016, within their respective segments was as follows:

In thousands of U.S. dollars		For the year ended December 31,
Segment	Customer	2018	2017	2016
MR	Scorpio MR Pool Limited (1)	$225,181	$217,141	$248,974
LR2	Scorpio LR2 Pool Limited (1)	188,890	136,514	156,503
Handymax	Scorpio Handymax Tanker Pool Limited (1)	82,782	78,510	73,683
Panamax	Scorpio Panamax Tanker Pool Limited (1)	—	1,515	5,843
		$496,853	$433,680	$485,003

(1)	These customers are related parties as described in Note 17.